Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Income Taxes [Line Items]
Income tax benefit from NOL carry forwards utilized	$ 11,852,000	$ 156,554,000	$ 16,940,000
Income tax benefits attributable to stock-based compensation	6,792,000	871,000	2,508,000
Foreign pretax earnings (loss)	$ 3,865,000	(1,175,000)	(10,557,000)
Tax deduction, percentage	9.00%
Increased net earnings	$ 13,583,000	$ 222,000	$ 3,239,000
Increased net earnings, per share	$ 0.21	$ 0.01	$ 0.05
Operating loss carryforwards, expiration dates	2036
Deferred tax assets recognized	$ 10,507,000	$ 11,448,000
Deferred tax asset, valuation allowance	8,303,000	8,690,000
AMT credit carryforward	17,192,000
Deferred tax asset carryforward, net of unrecognized tax benefits	2,771,000	48,197,000
Unrecognized tax benefits that would impact effective tax rate	$ 11,603,000	$ 7,975,000	$ 9,362,000
Expiration date of statute of limitations		2010	2011
Tax refund, Per share		$ 0.04	$ 0.01
Tax refund		$ 2,364,000	$ 687,000
Scenario Forecast
Income Taxes [Line Items]
Estimated unrecognized tax benefits, decrease as a result of tax position taken in prior years				$ 3,935,000
Earliest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations	2012
Open tax years	2010
Latest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations	2013
Open tax years	2016
Canadian Subsidiary
Income Taxes [Line Items]
Undistributed net earnings	$ 35,392,000
Unrecognized deferred tax liability	1,872,000
Federal Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	0	33,863,000
Domestic Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	220,532,000	273,251,000
Deferred tax asset, valuation allowance		3,714,000
Domestic and foreign tax credits, amount	$ 1,441,000	3,179,000
Domestic tax credits, expiration year	2018
Deferred tax assets recognized	$ 937,000	2,509,000
Deferred tax asset, valuation allowance	218,000	277,000
State Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	$ 220,532,000	$ 239,388,000